12. Stockholders' Equity: Options: Schedule of Options Indexed to Issuer's Equity (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Options Indexed to Issuer's Equity
	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934